Income Taxes - Valuation Allowance (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Beginning of the Year Amount				$ (1.6)	$ 735.2	$ 0
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	764.1	873.1		873.1	22.3	21.6
Change in valuation allowance	31.7	1.1	736.0
Balance at end of year				764.1	873.1	22.3
Included in income tax expense (benefit) [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Change in valuation allowance				21.9	865.5	0.7
Change in deferred assets related to other comprehensive income [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Change in valuation allowance				(130.9)	0	0
Included in stockholders' equity related to issuance of exchangeable debt [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Change in valuation allowance				$ 0	$ (14.7)	$ 0